PGIM S&P 500 Buffer 12 ETF - February
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 102.3%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $76,564)(wb)	76,564	$76,564
Options Purchased*~ 101.4%
(cost $8,528,717)		8,813,000

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.3% (cost $8,605,281)		8,889,564
Options Written*~ (2.3)%
(premiums received $265,692)		(200,781)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,339,589)		8,688,783
Liabilities in excess of other assets(z) (0.0)%		(2,389)

Net Assets 100.0%		$8,686,394

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$6.02		138		14	$8,602,702
SPDR S&P 500 ETF Trust	Put	01/30/26	$601.82		138		14	210,298
Total Options Purchased (cost $8,528,717)								$8,813,000
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	01/30/26	$682.82		138		14	$(113,085)
SPDR S&P 500 ETF Trust	Put	01/30/26	$529.60		138		14	(87,696)
Total Options Written (premiums received $265,692)								$(200,781)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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